CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive income [Member]	Treasury Stock [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2013	$ 136,272,153	$ 949,372	$ 161,499,810	$ (41,861,680)	$ 35,284,912	$ (20,109,451)	$ 135,762,963	$ 509,190
Balance (in shares) at Dec. 31, 2013		94,937,174				(12,487,383)
Net income (loss)	(44,326,409)	$ 0	0	(44,328,912)	0	$ 0	(44,328,912)	2,503
Foreign currency translation adjustments	(701,895)	0	0	0	(700,108)	0	(700,108)	(1,787)
Unrealized gain of available-for-sales securities	0
Exercise of restricted share units	0	$ 3,000	(3,000)	0	0	0	0	0
Exercise of restricted share units (in shares)		300,000
Share-based compensation expenses	428,000	$ 0	428,000	0	0	0	428,000	0
Balance at Dec. 31, 2014	91,671,849	$ 952,372	161,924,810	(86,190,592)	34,584,804	$ (20,109,451)	91,161,943	509,906
Balance (in shares) at Dec. 31, 2014		95,237,174				(12,487,383)
Net income (loss)	(40,249,781)	$ 0	0	(40,158,654)	0	$ 0	(40,158,654)	(91,127)
Foreign currency translation adjustments	(5,895,181)	0	0	0	(5,868,899)	0	(5,868,899)	(26,282)
Unrealized gain of available-for-sales securities	133,864,495	0	0	0	133,864,495	0	133,864,495	0
Exercise of restricted share units	0	$ 3,000	(3,000)	0	0	0	0	0
Exercise of restricted share units (in shares)		300,000
Share-based compensation expenses	71,333	$ 0	71,333	0	0	0	71,333	0
Repurchase and cancellation of ordinary shares	(750,000)	$ (65,187)	(684,813)	0	0	0	(750,000)	0
Repurchase and cancellation of ordinary shares (in shares)		(6,518,656)
Balance at Dec. 31, 2015	$ 178,712,715	$ 890,185	161,308,330	(126,349,246)	162,580,400	$ (20,109,451)	178,320,218	392,497
Balance (in shares) at Dec. 31, 2015	89,018,518	89,018,518				(12,487,383)
Net income (loss)	$ 3,408,663	$ 0	0	3,438,370	0	$ 0	3,438,370	(29,707)
Foreign currency translation adjustments	(27,222,102)	0	0	0	(27,198,445)	0	(27,198,445)	(23,657)
Unrealized gain of available-for-sales securities	(54,516,694)
Fair value fluctuation of available-for-sale securities	(54,516,694)	0	0	0	(54,516,694)	0	(54,516,694)	0
Exercise of restricted share units	0	$ 28,000	(28,000)	0	0	0	0	0
Exercise of restricted share units (in shares)		2,800,000
Share-based compensation expenses	658,000	$ 0	658,000	0	0	0	658,000	0
Share buy-back	(1,530,895)			0	0	$ (1,530,895)	(1,530,895)	0
Share buy-back (in shares)						(3,924,260)
Balance at Dec. 31, 2016	$ 99,509,687	$ 918,185	$ 161,938,330	$ (122,910,876)	$ 80,865,261	$ (21,640,346)	$ 99,170,554	$ 339,133
Balance (in shares) at Dec. 31, 2016	91,818,518	91,818,518				(16,411,643)